Net finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Analysis of income and expense [abstract]
Finance income	$ 1	$ 7	[1]	$ 12	[1],[2]
Interest cost on borrowings	(101)	(108)		(97)
Unwind of fair value adjustment to senior unsecured loan notes	2	5		6
Lease liability expense	(44)	(49)		0
Net interest (expense)/income on defined benefit obligation	(2)	3		5
Valuation gains on financial instruments	0	2		0
Finance costs	(145)	(147)	[1]	(86)	[1],[2]
Total net finance costs	$ (144)	$ (140)		$ (74)

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.